Business Segment Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	$ 3,612,515	$ 3,427,973	$ 7,076,436	$ 6,676,728
Segment depreciation and amortization	(158,801)	(150,877)	(315,154)	(294,251)
Operating income	544,239	588,825	1,037,552	1,091,791
Income from equity method investees	4,416	3,858	9,224	9,355
Segment assets	22,328,347		22,328,347		22,325,998
thereof investment in equity method investees	617,430		617,430		637,373
Capital expenditures, acquisitions and investments	215,880	198,382	435,451	2,025,602
Segment Total [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	3,603,569	3,419,594	7,059,471	6,660,267
Inter - segment revenue	1,771	3,088		6,540
Segment revenue	3,605,340	3,422,682	7,062,317	6,666,807
Segment depreciation and amortization	(126,909)	(122,027)	(252,322)	(236,970)
Operating income	602,770	638,307	1,155,430	1,181,052
Income from equity method investees	3,699	8,400	8,903	11,449
Segment assets	20,066,557	19,484,012	20,066,557	19,484,012
thereof investment in equity method investees	622,620	606,330	622,620	606,330
Capital expenditures, acquisitions and investments	174,123	162,397	369,157	1,961,864
North America [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	2,375,247	2,248,692	4,662,497	4,353,276
Inter - segment revenue	1,771	3,088	2,846	6,540
Segment revenue	2,377,018	2,251,780	4,665,343	4,359,816
Segment depreciation and amortization	(81,208)	(79,113)	(161,368)	(151,129)
Operating income	393,806	431,084	762,659	778,917
Income from equity method investees	3,646	8,338	7,935	11,320
Segment assets	14,094,573	13,788,169	14,094,573	13,788,169
thereof investment in equity method investees	247,277	246,161	247,277	246,161
Capital expenditures, acquisitions and investments	107,948	101,463	220,280	1,862,044
Exclusion of non-cash acquisitions			6,000
International [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	1,228,322	1,170,902	2,396,974	2,306,991
Inter - segment revenue			2,846
Segment revenue	1,228,322	1,170,902	2,396,974	2,306,991
Segment depreciation and amortization	(45,701)	(42,914)	(90,954)	(85,841)
Operating income	208,964	207,223	392,771	402,135
Income from equity method investees	53	62	968	129
Segment assets	5,971,985	5,695,843	5,971,985	5,695,843
thereof investment in equity method investees	375,343	360,169	375,343	360,169
Capital expenditures, acquisitions and investments	66,175	60,934	148,877	99,820
Exclusion of non-cash acquisitions			1,731	8,884
Corporate1 [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	8,946	8,379	16,965	16,461
Inter - segment revenue	(1,771)	(3,088)	(2,846)	(6,540)
Segment revenue	7,175	5,291	14,119	9,921
Segment depreciation and amortization	(31,892)	(28,850)	(62,832)	(57,281)
Operating income	(58,531)	(49,482)	(117,878)	(89,261)
Income from equity method investees	717	(4,542)	321	(2,094)
Segment assets	2,261,790	2,260,398	2,261,790	2,260,398
thereof investment in equity method investees	(5,190)	(2,714)	(5,190)	(2,714)
Capital expenditures, acquisitions and investments	41,757	35,985	66,294	63,738
Exclusion of non-cash acquisitions				$ 2,125